UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of Principal Executive Offices)(Zip Code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (440) 922-0066

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Fallen Angels Income Fund
Schedule of Investments
April 30, 2017 (Unaudited)

Shares		Value

COMMON STOCK - 70.83%

Consumer Discretionary - 10.73%
4,265	Hilton Hotel Corp.	$ 251,507
2,075	McDonalds Corp.	290,355
2,415	Walt Disney Co. *	279,174
3,955	Yum Brands, Inc.	260,041
		1,081,077
Consumer Staples - 13.67%
2,405	Anheuser-Busch InBev SA ADR *	272,342
2,400	PepsiCo, Inc.	271,872
2,805	Philip Morris International, Inc.	310,906
2,980	Procter & Gamble Co.	260,243
2,890	The Kraft Heinz Co.	261,227
		1,376,591
Energy - 2.25%
2,780	Exxon Mobil Corp.	226,987

Financials - 9.98%
655	BlackRock, Inc.	251,893
2,910	JP Morgan Chase & Co.	253,170
5,890	Morgan Stanley	255,449
4,550	Wells Fargo & Co.	244,972
		1,005,485
Healthcare - 10.59%
4,045	AbbVie, Inc.	266,727
2,185	Johnson & Johnson	269,782
3,465	Novartis AG ADR	266,909
7,770	Pfizer, Inc.	263,558
		1,066,977
Industrials - 7.64%
7,920	General Electric Co.	229,601
2,310	Norfolk Southern Corp.	271,402
2,400	Union Pacific Corp.	268,704
		769,707

Information Technology - 15.96%
2,155	Apple, Inc.	309,566
2,430	MasterCard, Inc.	282,658
4,000	Microsoft Corp.	273,840
4,100	Paychex, Inc. *	243,048
3,810	Qualcomm, Inc.	204,749
3,215	Visa, Inc.	293,272
		1,607,133
Transportation - 0.00%
45,000	Sea Containers Ltd. Class A (Bermuda) † *	-

TOTAL FOR COMMON STOCKS (Cost $5,397,523) - 70.83%		7,133,956

CORPORATE BONDS - 7.41%
Apparel & Other Finished Prods of Fabrics & Similar Material - 2.01%
220,000	Under Armour, 3.25%, 06/15/2026	202,666

Consumer Cyclical - 0.99%
100,000	Amazon.com, 1.200%, 11/29/2017	99,931

Consumer Discretionary - 2.37%
235,000	Yum Brands, 3.75%, 11/01/2021	239,113

Information Technology - 2.03%
200,000	Verisign, 4.625%, 05/01/2023	204,700

TOTAL FOR CORPORATE BONDS (Cost $727,297) - 7.41%		746,409

U.S. TREASURY BILLS - 1.98%
200,000	US Treasury, 0.00%, 06/01/2017	199,882

TOTAL FOR U.S. TREASURY BILLS (Cost $199,870) - 1.98%		199,882

PREFERRED SECURITIES - 13.06%
Financials - 6.76%
201	Bank of America, 7.25%,	243,897
8,787	Charles Schwab Corp., 6.00%, 12/31/2049	226,968
8,100	Discover Financial Services, 6.50%, 12/31/2049	209,547
		680,413
Pharmaceutical Preparation - 3.93%
248	Allergan, Inc., 5.50%, 03/01/2018	214,713
318	Teva Pharmaceutical Industries, Ltd., 7.00%	181,578
		396,291
Real Estate - 2.37%

8,380	American Homes 4 Rent, 5.00%, 12/31/2049	238,410

TOTAL FOR PREFERRED SECURITIES (Cost $1,337,372) - 13.06%		1,315,114

STRUCTURED NOTES - 2.06%

Financials - 2.06%
25,000	JP Morgan Chase & Co., 4.095%, 08/31/28 **	19,188
13,000	Morgan Stanley, 10.00%, 12/31/34	10,140
14,000	Morgan Stanley, 7.15%, 08/30/28 **	14,247
24,000	Morgan Stanley, 7.00%, 09/30/30	23,821
10,000	Morgan Stanley, 0.00%, 08/19/33 **	7,663
5,000	Morgan Stanley, 0.00%, 08/29/34 **	3,800
25,000	Morgan Stanley, 0.00%, 08/19/28 **	19,438
25,000	Morgan Stanley, 4.81%, 09/27/28 **	20,438
12,000	Morgan Stanley, 5.40%, 06/30/34 **	9,090
20,000	Morgan Stanley, 10.00%, 3/31/35 **	15,950
34,000	Natixis U.S. LLC., 0.00%, 08/29/33 **	23,800
10,000	Natixis U.S. LLC., 1.868%, 04/30/34 **	7,700
15,000	Natixis U.S. LLC., 0.00%, 03/31/34 **	11,513
10,000	Natixis U.S. LLC., 5.908%, 10/31/34 **	7,238
10,000	Nomura, 3.54%, 05/30/2034	7,156
10,000	The Bank of Nova Scotia, 0.768%, 08/28/34 (Canada) **	6,608

TOTAL FOR STRUCTURED NOTES (Cost $207,512) - 2.06%		207,787

SHORT TERM INVESTMENTS - 5.44%
547,563	First American Treasury Obligation Fund Class Z 0.22% **	547,563

TOTAL SHORT TERM INVESTMENTS (Cost $547,563) - 5.44%		547,563

TOTAL INVESTMENTS (Cost $8,417,138) - 100.79% ***		10,150,711

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.79%)		(79,117)

NET ASSETS - 100.00%		$ 10,071,594

ADR - American Depository Receipt.
* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2017.

*** At April 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,417,138 amounted to $1,718,389, which consisted of aggregate gross unrealized appreciation of $1,942,037 and aggregate gross unrealized depreciation of $223,648.

Short Equity - .00%
Consumer Electronics - .10%
1,000	Akoustis Technologies	$ 9,860

Motor Vehicles & Passenger Car Bodies - .72%
230	Tesla Motors	72,236

TOTAL FOR SHORT EQUITY (Cost -$59,839) - .82%		82,096

Fallen Angels Income Fund
Notes to Financial Statements
April 30, 2017 (Unaudited)

1. SECURITY TRANSACTIONS

At April 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,417,138 amounted to $1,718,389, which consisted of aggregate gross unrealized appreciation of $1,942,037 and aggregate gross unrealized depreciation of $223,648.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,133,956	$0	$0	$7,133,956
Corporate Bonds	$0	$746,409	$0	$746,409
Preferred Securities	$1,315,114	$0	$0	$1,315,114
U.S. Treasury Bills	$0	$199,882	$0	$199,882
Structured Notes	$0	$207,787	$0	$207,787
Cash Equivalents	$547,563	$0	$0	$547,563
Total	$8,996,633	$1,154,079	$0	$10,150,711

Valuation Inputs of Short Equity	Level 1	Level 2	Level 3	Total
Short Equity	82,096	0	$0	$82,096
Total	$82,096	$0	$0	$82,096

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brandon M. Pokersnik

     Brandon M. Pokersnik

     Secretary

Date June 27, 2017